Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Available for sale debt securities:
Allowance on available for sale debt securities	₨ (2,915.1)	$ (38.4)	₨ 2,915.1
Net of income tax	(10,187.7)		(23,271.9)
Available for Sale Securities
Available for sale debt securities:
Net of income tax	(10,187.7)		(23,271.9)
Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Available for sale debt securities:
Realized (gain)/loss on sales of available for sale debt securities, net	(10,699.4)	(141.0)	(34,014.8)
Allowance on available for sale debt securities	(2,915.1)	(38.4)	2,915.1
Total before income tax	(13,614.5)	(179.4)	(31,099.7)
Income tax	3,426.8	45.1	7,827.8
Net of income tax	₨ (10,187.7)	$ (134.3)	₨ (23,271.9)